Provisions - Schedule of details of provisions (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions	€ 8,441	€ 8,149	€ 9,583	€ 10,852
Post-employment plans
Disclosure of other provisions [line items]
Provisions	2,225	2,392	3,185	3,976
Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	880	950	1,242	1,751
Taxes and other legal contingencies
Disclosure of other provisions [line items]
Provisions	2,715	2,074	1,996
Contingent liabilities and commitments
Disclosure of other provisions [line items]
Provisions	702	734	733	€ 700
Other provisions
Disclosure of other provisions [line items]
Provisions	€ 1,919	€ 1,999	€ 2,427